UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-3940

Strategic Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	12/31

Date of reporting period:	9/30/06

The following N-Q relates only to the Registrant’s series listed below and does not affect the other series of the Registrant, which have different fiscal year ends and, therefore, different N-Q reporting requirements. Separate N-Q Forms will be filed for these series, as appropriate.

Dreyfus Premier New Leaders Fund

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Premier New Leaders Fund
September 30, 2006 (Unaudited)

Common Stocks--101.8%	Shares	Value ($)

Commercial & Professional Services--6.2%
AmerisourceBergen	216,500	9,785,800
CDW	251,000	15,481,680
Corporate Executive Board	38,200	3,434,562
Ingram Micro, Cl. A	193,300 a	3,703,628
Manpower	339,300	20,788,911
Moody's	181,600	11,873,008
SEI Investments	92,600	5,203,194
		70,270,783
Communications--.5%
Qwest Communications International	590,000 a	5,144,800
Consumer Durables--2.4%
KB Home	253,400	11,098,920
Lennar, Cl. A	284,200	12,860,050
Mattel	192,600	3,794,220
		27,753,190
Consumer Non-Durables--4.3%
Coach	211,300 a	7,268,720
Dean Foods	361,400 a	15,186,028
International Flavors & Fragrances	186,500	7,374,210
McCormick & Co.	350,000	13,293,000
Smithfield Foods	234,700 a	6,341,594
		49,463,552
Consumer Services--6.4%
Career Education	129,900 a	2,922,750
Darden Restaurants	340,800	14,473,776
EchoStar Communications, Cl. A	248,200 a	8,126,068
Hilton Hotels	841,400	23,432,990
Regal Entertainment Group, Cl. A	281,200	5,573,384
Royal Caribbean Cruises	220,700	8,565,367
Starwood Hotels & Resorts
Worldwide	173,000	9,893,870
		72,988,205
Electronic Technology--11.4%
Analog Devices	155,800	4,578,962
AVX	197,000	3,484,930
Cadence Design Systems	169,600 a	2,876,416
Comverse Technology	372,500 a	7,986,400
Empresa Brasileira de Aeronautica, ADR	295,300	11,596,431
Intersil, Cl. A	715,300	17,560,615
Jabil Circuit	234,600	6,702,522
KLA-Tencor	142,400	6,332,528
Lam Research	464,200 a	21,042,186
Marvell Technology Group	130,800 a	2,533,596
Microchip Technology	259,700	8,419,474
NCR	146,500 a	5,783,820
Network Appliance	299,600 a	11,088,196
Rockwell Collins	255,000	13,984,200
Western Digital	316,300 a	5,725,030
		129,695,306
Energy Minerals--4.5%
Chesapeake Energy	610,700	17,698,086

Pioneer Natural Resources	224,100	8,766,792
Sunoco	147,100	9,148,149
Tesoro	161,200	9,346,376
XTO Energy	150,400	6,336,352
		51,295,755
Finance--22.8%
Assurant	325,000	17,358,250
Axis Capital Holdings	307,800	10,677,582
Bear Stearns Cos.	112,200	15,719,220
Camden Property Trust	76,600	5,822,366
CIT Group	441,400	21,465,282
Comerica	331,000	18,840,520
Commerce Bancorp/NJ	45,400	1,666,634
Commerce Bancshares/Kansas City, MO	176,525	8,926,869
Crescent Real Estate EQT	143,500	3,129,735
E*TRADE FINANCIAL	253,700 a	6,068,504
Fidelity National Financial	326,400	13,594,560
First Horizon National	137,300	5,218,773
Host Hotels & Resorts	765,010	17,541,679
HRPT Properties Trust	281,200	3,360,340
iStar Financial	245,000	10,216,500
Leucadia National	153,200	4,009,244
Marshall & Ilsley	235,000	11,322,300
MGIC Investment	154,000	9,235,380
North Fork Bancorporation	315,500	9,035,920
Northern Trust	230,000	13,438,900
SL Green Realty	53,100	5,931,270
Sovereign Bancorp	545,160	11,726,392
Trizec Properties	144,400	4,174,604
UnionBanCal	93,300	5,681,970
Vornado Realty Trust	82,000	8,938,000
Weingarten Realty Investors	114,600	4,930,092
Willis Group Holdings	283,800	10,784,400
		258,815,286
Health Care Technology--5.8%
Applera - Applied Biosystems Group	266,000	8,807,260
C.R. Bard	203,000	15,225,000
Fisher Scientific International	90,500 a	7,080,720
Hospira	184,500 a	7,060,815
Millennium Pharmaceuticals	791,000 a	7,870,450
Mylan Laboratories	380,800	7,665,504
Sepracor	191,000 a	9,252,040
Teva Pharmaceutical Industries, ADR	73,300	2,498,797
		65,460,586
Industrial Services--3.3%
ENSCO International	166,500	7,297,695
Grant Prideco	141,200 a	5,369,836
Kinder Morgan	110,800	11,617,380
Patterson-UTI Energy	560,300	13,312,728
		37,597,639
Non-Energy Minerals--2.7%
Alumina, ADR	700,000	12,803,000
Freeport-McMoRan Copper & Gold, Cl. B	70,700	3,765,482
Nucor	198,400	9,818,816
Steel Dynamics	77,500	3,909,875
		30,297,173
Process Industries--3.1%
Crown Holdings	208,300 a	3,874,380

Ecolab	163,500	7,001,070
Pactiv	374,600 a	10,646,132
Sigma-Aldrich	185,000	13,998,950
		35,520,532
Producer Manufacturing--6.8%
AMETEK	193,400	8,422,570
Autoliv	90,000	4,959,900
Cummins	170,600	20,340,638
Joy Global	229,600	8,635,256
Roper Industries	252,900	11,314,746
Terex	250,400 a	11,323,088
Trinity Industries	378,000	12,160,260
		77,156,458
Retail Trade--5.7%
American Eagle Outfitters	425,500	18,649,665
Claire's Stores	229,900	6,703,884
Family Dollar Stores	199,200	5,824,608
Nordstrom	480,000	20,304,000
Sherwin-Williams	115,600	6,448,168
Whole Foods Market	115,600	6,870,108
		64,800,433
Technology Services--5.7%
Acxiom	61,400	1,514,124
BEA Systems	391,200 a	5,946,240
Check Point Software Technologies	163,300 a	3,110,865
CheckFree	137,100 a	5,664,972
CIGNA	56,100	6,525,552
Cognizant Technology Solutions, Cl. A	116,200 a	8,605,772
Community Health Systems	365,000 a	13,632,750
DaVita	98,500 a	5,700,195
Express Scripts	69,100 a	5,216,359
HealthSouth	1,196,700 a	5,929,649
Red Hat	121,600 a	2,563,328
		64,409,806
Transportation--3.4%
AMR	226,000 a	5,229,640
Expeditors International
Washington	185,200	8,256,216
Norfolk Southern	305,200	13,444,060
Ryanair Holdings, ADR	187,600 a	11,873,204
		38,803,120
Utilities--6.8%
AGL Resources	40,500	1,478,250
Allegheny Energy	94,800 a	3,808,116
Alliant Energy	137,100	4,898,583
CMS Energy	401,300 a	5,794,772
Covanta	84,000 a	1,808,520
Edison International	137,300	5,717,172
KeySpan	264,700	10,889,758
PG & E	633,500	26,385,275
Pinnacle West Capital	154,000	6,937,700
PPL	177,700	5,846,330
Progress Energy	95,100	4,315,638
		77,880,114
Total Common Stocks
(cost $919,708,772)		1,157,352,738

Other Investment--2.0%

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $22,721,000)	22,721,000 b	22,721,000

Total Investments (cost $942,429,772)	103.8%	1,180,073,738
Liabilities, Less Cash and Receivables	(3.8%)	(43,659,765)
Net Assets	100.0%	1,136,413,973

ADR - American Depository Receipts a Non-income producing security. b Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Strategic Funds, Inc.

By:	/s/ Stephen E. Canter

Stephen E. Canter
President
Date:	November 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter

Stephen E. Canter
Chief Executive Officer
Date:	November 21, 2006

By:	/s/ James Windels

James Windels
Chief Financial Officer
Date:	November 21, 2006

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)